UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Debt Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/11

EMD-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we move forward in 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 21, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	48.7%
Other Government Entity-Emerging Markets Quasi Government	24.6%
Corporate Bonds	15.3%
U.S. Government Securities (t)	4.4%

Composition including fixed income credit quality (a)(i)
AA	1.3%
A	5.9%
BBB	37.0%
BB	24.1%
B	17.8%
CCC	0.3%
CC (o)	0.0%
Other Fixed Income (NR)	6.6%
Cash & Other	7.0%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	11.2 yrs.

Issuer country weightings (i)
Russia	13.6%
United States	11.4%
Mexico	8.8%
Brazil	8.8%
Venezuela	7.6%
Turkey	7.4%
Argentina	6.6%
Philippines	3.8%
Indonesia	3.5%
Other Countries	28.5%

(a)	The rating categories include debt securities and fixed-income structured products where these have long-term public ratings. All ratings are assigned in accordance with the following hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures with a bond equivalent exposure of 4.4%.

Percentages are based on net assets as of 1/31/11, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2010 through January 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2010 through January 31, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/10	Ending Account Value 1/31/11	Expenses Paid During Period (p) 8/01/10-1/31/11
A	Actual	1.12%	$1,000.00	$1,016.79	$5.69
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
B	Actual	1.87%	$1,000.00	$1,013.02	$9.49
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
C	Actual	1.87%	$1,000.00	$1,013.02	$9.49
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
I	Actual	0.87%	$1,000.00	$1,018.05	$4.43
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
W	Actual	0.97%	$1,000.00	$1,017.54	$4.93
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
R1	Actual	1.87%	$1,000.00	$1,013.03	$9.49
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
R2	Actual	1.37%	$1,000.00	$1,015.54	$6.96
	Hypothetical (h)	1.37%	$1,000.00	$1,018.30	$6.97
R3	Actual	1.12%	$1,000.00	$1,016.78	$5.69
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R4	Actual	0.87%	$1,000.00	$1,018.05	$4.43
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.11%, 1.86%, 1.86%, 0.86%, 0.96%, 1.86%, 1.36%, 1.11%, and 0.86% for Classes A, B, C, I, W, R1, R2, R3 and R4, respectively; the actual expenses paid during the period would have been approximately $5.64, $9.44, $9.44, $4.37, $4.88, $9.44, $6.91, $5.64 and $4.37 for Classes A, B, C, I, W, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $5.65, $9.45, $9.45, $4.38, $4.89, $9.45, $6.92, $5.65 and $4.38 for Classes A, B, C, I, W, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

1/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 87.1%
Issuer	Shares/Par	Value ($)

Foreign Bonds - 87.1%
Argentina - 6.5%
Provincia de Buenos Aires, 11.75%, 2015 (n)	$7,682,000	$8,066,100
Republic of Argentina, 7%, 2017	29,434,164	25,221,808
Republic of Argentina, 8.75%, 2017	32,172,000	32,172,000
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	104,573,000	45,227,822
Republic of Argentina, FRN, 0.677%, 2012	55,390,700	52,510,384
Republic of Argentina, FRN, 8.28%, 2033	38,182,918	33,410,053

		$196,608,167
Brazil - 8.7%
Banco Cruzeiro do Sul S.A., 8.25%, 2016 (z)	$4,494,000	$4,475,609
Banco do Brasil S.A., 5.375%, 2021 (n)	14,725,000	14,264,844
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,393,000	15,081,877
Banco PanAmericano S.A., 5.5%, 2015	12,599,000	11,588,394
Banco PanAmericano S.A., 8.5%, 2020 (n)	5,403,000	5,227,403
Banco PanAmericano S.A., 8.5%, 2020	1,472,000	1,424,160
Banco Votorantim S.A., 7.375%, 2020	1,088,000	1,142,400
Banco Votorantim S.A., 7.375%, 2020 (n)	13,521,000	14,197,050
BFF International Ltd., 7.25%, 2020 (n)	3,472,000	3,689,000
BFF International Ltd., 7.25%, 2020	781,000	829,813
BNDES Participacoes S.A., 6.5%, 2019	5,733,000	6,277,635
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,074,000	3,366,030
BNDES Participacoes S.A., 5.5%, 2020	1,831,000	1,858,465
BNDES Participacoes S.A., 5.5%, 2020 (n)	3,993,000	4,052,895
Braskem S.A., 7%, 2020 (n)	6,673,000	6,873,190
CCL Finance Ltd., 9.5%, 2014 (n)	6,812,000	7,825,285
CCL Finance Ltd., 9.5%, 2014	3,917,000	4,499,654
Cosan Finance Ltd., 7%, 2017	8,323,000	8,895,206
ELETROBRAS S.A., 6.875%, 2019	2,498,000	2,794,638
Federative Republic of Brazil, 6%, 2017	5,634,000	6,324,165
Federative Republic of Brazil, 5.875%, 2019	2,500,000	2,768,750
Federative Republic of Brazil, 4.875%, 2021	8,925,000	9,112,425
Federative Republic of Brazil, 8.875%, 2024	3,823,000	5,189,722
Federative Republic of Brazil, 8.25%, 2034	14,343,000	19,076,190
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,847,000	6,117,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Brazil - continued
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	$9,439,000	$9,875,554
GOL Linhas Aereas Inteligentes S.A., 9.25%, 2020 (n)	6,150,000	6,580,500
Net Servicos de Comunicacao S.A., 7.5%, 2020	8,317,000	9,398,210
Odebrecht Finance Ltd., 7%, 2020 (n)	2,363,000	2,546,132
Petrobras International Finance Co., 7.875%, 2019	19,659,000	23,203,321
Petrobras International Finance Co., 5.375%, 2021	15,150,000	15,237,037
Petrobras International Finance Co., 6.75%, 2041	8,225,000	8,293,695
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	2,327,000	2,449,168
Rearden G Holdings Eins GmbH, 7.875%, 2020	1,860,000	1,957,650
Vale Overseas Ltd., 4.625%, 2020	7,882,000	7,734,717
Vale Overseas Ltd., 6.875%, 2039	6,820,000	7,213,725

		$261,441,933
Chile - 3.1%
Banco del Estado de Chile, 4.125%, 2020 (n)	$8,846,000	$8,296,141
Colbun S.A., 6%, 2020	1,050,000	1,084,495
Colbun S.A., 6%, 2020 (n)	9,168,000	9,469,187
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	20,679,000	19,511,340
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	3,032,000	3,303,485
Empresa Nacional del Petroleo, 6.25%, 2019	5,942,000	6,267,824
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	9,088,000	9,020,776
Enersis S.A., 7.4%, 2016	3,544,000	4,031,374
Inversiones CMPC S.A., 4.75%, 2018 (z)	9,963,000	9,815,000
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	4,432,000	4,818,958
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	764,000	775,517
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	9,697,000	9,843,182
Telefonica Moviles Chile, 2.875%, 2015 (n)	6,752,000	6,514,687

		$92,751,966
China - 2.4%
China Forestry Holdings, 7.75%, 2015 (n)	$7,803,000	$5,306,040
Citic Resources Holdings Ltd., 6.75%, 2014	19,147,000	19,912,880
CNOOC Finance (2011) Ltd., 4.25%, 2021 (z)	17,090,000	16,803,281
Lumena Resources Corp., 12%, 2014	1,938,000	1,828,987
Lumena Resources Corp., 12%, 2014 (n)	641,000	604,944
Sino-Forest Corp., 10.25%, 2014	2,491,000	2,808,603
Sino-Forest Corp., 6.25%, 2017 (n)	3,355,000	3,313,063
Sinochem Overseas Capital Co. Ltd., 4.5%, 2020 (n)	15,194,000	14,805,960
West China Cement Ltd., 7.5%, 2016 (z)	7,608,000	7,646,040

		$73,029,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Colombia - 2.2%
Ecopetrol S.A., 7.625%, 2019		$12,117,000	$14,025,427
Pacific Rubiales Energy Corp., 8.75%, 2016		2,114,000	2,386,178
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)		4,779,000	5,394,296
Republic of Colombia, 7.375%, 2019		7,300,000	8,778,250
Republic of Colombia, 7.75%, 2021	COP	6,856,000,000	3,865,840
Republic of Colombia, 8.125%, 2024		$5,275,000	6,752,000
Republic of Colombia, 7.375%, 2037		10,121,000	12,043,990
Republic of Colombia, FRN, 2.092%, 2015		11,370,000	11,625,825

			$64,871,806
Croatia - 0.6%
Republic of Croatia, 6.75%, 2019 (n)		$3,144,000	$3,276,048
Republic of Croatia, 6.75%, 2019		2,156,000	2,246,552
Republic of Croatia, 6.625%, 2020 (n)		12,411,000	12,857,796
Republic of Croatia, 6.625%, 2020		900,000	932,400

			$19,312,796
Dominican Republic - 0.6%
Dominican Republic, 9.04%, 2018		$3,417,739	$3,819,323
Dominican Republic, 7.5%, 2021 (n)		7,322,000	7,706,405
Dominican Republic, 8.625%, 2027		4,564,000	4,929,120

			$16,454,848
El Salvador - 0.8%
Republic of El Salvador, 7.375%, 2019 (n)		$3,666,000	$3,995,940
Republic of El Salvador, 7.375%, 2019		200,000	218,000
Republic of El Salvador, 7.75%, 2023		5,163,000	5,730,930
Republic of El Salvador, 8.25%, 2032		1,833,000	2,025,465
Republic of El Salvador, 7.625%, 2041 (z)		5,901,000	5,871,495
Telemovil Finance Co. Ltd., 8%, 2017 (n)		5,813,000	6,045,520

			$23,887,350

Georgia - 0.1%
Republic of Georgia, 7.5%, 2013		$2,366,000	$2,460,640

Hong Kong - 0.4%
Bank of China (Hong Kong) Ltd., 5.55%, 2020		$1,380,000	$1,411,420
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)		10,992,000	11,242,266

			$12,653,686
India - 0.3%
ICICI Bank Ltd., 5.75%, 2020 (n)		$8,932,000	$8,684,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Indonesia - 3.5%
Berau Capital Resources, 12.5%, 2015 (n)	$5,441,000	$6,297,958
Berau Capital Resources, 12.5%, 2015	200,000	231,500
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	9,987,000	10,985,700
Indosat Palapa Co. B.V., 7.375%, 2020 (n)	4,281,000	4,730,505
Majapahit Holding B.V., 7.75%, 2016	2,695,000	3,045,350
Majapahit Holding B.V., 8%, 2019 (n)	1,109,000	1,253,170
Majapahit Holding B.V., 8%, 2019	6,374,000	7,202,620
Majapahit Holding B.V., 7.75%, 2020 (n)	5,958,000	6,680,408
Majapahit Holding B.V., 7.75%, 2020	4,820,000	5,404,425
Republic of Indonesia, 6.875%, 2018 (n)	508,000	575,310
Republic of Indonesia, 6.875%, 2018	14,484,000	16,403,130
Republic of Indonesia, 11.625%, 2019 (n)	5,599,000	8,118,550
Republic of Indonesia, 11.625%, 2019	4,516,000	6,548,200
Republic of Indonesia, 5.875%, 2020 (n)	5,631,000	6,017,850
Republic of Indonesia, 8.5%, 2035	7,001,000	8,978,782
Republic of Indonesia, 7.75%, 2038	10,330,000	12,202,313

		$104,675,771
Jamaica - 0.5%
Digicel Group Ltd., 12%, 2014 (n)	$1,815,000	$2,116,744
Digicel Group Ltd., 8.875%, 2015	2,847,000	2,935,969
Digicel Group Ltd., 8.25%, 2017 (n)	3,979,000	4,143,134
Digicel Group Ltd., 10.5%, 2018 (n)	3,850,000	4,287,937

		$13,483,784
Kazakhstan - 3.1%
BTA Bank JSC, 10.75% to 2013, 12.5% to 2018 (n)	$882,316	$948,490
BTA Bank JSC, 7.2%, 2025 (n)	199,918	139,943
Development Bank of Kazakhstan, 5.5%, 2015 (n)	30,508,000	31,194,430
Kazatomprom, 6.25%, 2015 (n)	14,462,000	15,293,565
Kazatomprom, 6.25%, 2015	650,000	687,375
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,611,000	1,783,538
KazMunaiGaz Finance B.V., 8.375%, 2013	4,285,000	4,743,924
KazMunaiGaz Finance B.V., 11.75%, 2015	15,204,000	18,947,985
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	9,150,000	11,403,187
KazMunaiGaz Finance B.V., 6.375%, 2021 (n)	9,118,000	9,140,795

		$94,283,232
Malaysia - 1.3%
Petronas Capital Ltd., 5.25%, 2019	$31,666,000	$33,723,973
Petronas Capital Ltd., 5.25%, 2019 (n)	5,725,000	6,097,068

		$39,821,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Mexico - 8.7%
Alestra S.A. de R.L. de C.V., 11.75%, 2014		$3,281,000	$3,801,859
Axtel S.A.B. de C.V., 9%, 2019		1,854,000	1,821,555
Axtel S.A.B. de C.V., 9%, 2019 (n)		2,913,000	2,862,023
BBVA Bancomer S.A. Texas, 7.25%, 2020		877,000	909,652
CEMEX Finance LLC, 9.5%, 2016 (n)		4,307,000	4,409,291
CEMEX Finance LLC, 9.5%, 2016		663,000	678,746
CEMEX S.A.B. de C.V., 9%, 2018 (z)		8,724,000	8,942,100
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		1,724,000	1,928,725
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)		5,012,000	5,657,295
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)		3,370,000	3,495,468
Pemex Project Funding Master Trust, 5.75%, 2018		30,226,000	32,116,878
Pemex Project Funding Master Trust, 6.625%, 2035		29,826,000	29,858,719
Pemex Project Funding Master Trust, 6.625%, 2038		6,751,000	6,758,777
Petroleos Mexicanos, 6%, 2020		15,164,000	16,046,545
Petroleos Mexicanos, 5.5%, 2021		19,895,000	20,064,107
United Mexican States, 5.95%, 2019		10,686,000	11,968,320
United Mexican States, 5.125%, 2020		67,931,000	71,089,791
United Mexican States, 8.5%, 2029	MXN	78,800,000	6,808,850
United Mexican States, 6.05%, 2040		$6,956,000	7,112,510
United Mexican States, 5.75%, 2110		24,593,000	21,457,393
Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020 (n)		2,584,000	2,952,220

			$260,740,824
Nigeria - 0.2%
Afren PLC, 11.5%, 2016 (z)		$7,046,000	$6,997,242

Panama - 1.8%
Panama Canal Railway Co., 7%, 2026 (n)		$1,373,232	$1,235,909
Panama Canal Railway Co., 7%, 2026		6,260,212	5,634,191
Republic of Panama, 5.2%, 2020		2,780,000	2,949,580
Republic of Panama, 8.875%, 2027		12,733,000	17,253,215
Republic of Panama, 9.375%, 2029		13,755,000	19,325,775
Republic of Panama, 6.7%, 2036		6,593,000	7,367,677

			$53,766,347
Peru - 1.8%
Corporacion Pesquera Inca S.A.C., 9%, 2017 (n)		$2,789,000	$2,963,313
Corporacion Pesquera Inca S.A.C., 9%, 2017		1,100,000	1,168,750
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)		188,298	208,540
IIRSA Norte Finance Ltd., 8.75%, 2024		3,808,907	4,218,364

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Foreign Bonds - continued
Peru - continued
Republic of Peru, 7.84%, 2020 (n)	PEN	18,737,000	$7,705,168
Republic of Peru, 7.35%, 2025		$15,865,000	19,236,312
Southern Copper Corp., 5.375%, 2020		5,747,000	5,853,015
Southern Copper Corp., 7.5%, 2035		12,438,000	13,619,100

			$54,972,562
Philippines - 3.7%
National Power Corp., 6.875%, 2016 (n)		$477,000	$544,376
National Power Corp., 8.4%, 2016		786,000	963,832
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)		3,247,000	3,734,050
Republic of Philippines, 9.375%, 2017		9,915,000	12,839,925
Republic of Philippines, 7.5%, 2024		13,149,000	16,008,907
Republic of Philippines, 6.375%, 2032		19,023,000	20,021,707
Republic of Philippines, 6.375%, 2034		51,223,000	53,784,150
Republic of Philippines, 6.25%, 2036	PHP	217,000,000	4,452,900

			$112,349,847
Poland - 0.3%
CEDC Finance Corp. International, Inc., 9.125%, 2016		$571,000	$613,825
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		6,669,000	7,169,175

			$7,783,000
Qatar - 1.5%
Qatari Diar Finance Q.S.C., 5%, 2020 (n)		$8,661,000	$8,615,694
Qtel International Finance Ltd., 3.375%, 2016 (n)		6,675,000	6,373,777
Qtel International Finance Ltd., 7.875%, 2019		3,098,000	3,685,805
Qtel International Finance Ltd., 4.75%, 2021 (n)		8,964,000	8,563,713
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019		3,600,000	4,139,053
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		5,413,000	6,223,526
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020		7,779,801	8,266,038

			$45,867,606
Russia - 13.4%
Alfa Bank, 7.875%, 2017 (n)		$7,914,000	$8,111,850
ALROSA Finance S.A., 7.75%, 2020 (n)		2,010,000	2,118,037
Gaz Capital S.A., 8.125%, 2014 (n)		1,430,000	1,608,750
Gaz Capital S.A., 8.125%, 2014		44,475,000	50,034,375
Gaz Capital S.A., 5.092%, 2015 (n)		10,200,000	10,302,000
Gaz Capital S.A., 8.146%, 2018		7,009,000	8,060,350
Gaz Capital S.A., 9.25%, 2019		6,081,000	7,449,225
LUKOIL International Finance B.V., 6.125%, 2020 (n)		10,502,000	10,459,992

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Russia - continued
Novatek Finance Ltd., 5.326%, 2016 (z)	$13,334,000	$13,363,548
Novatek Finance Ltd., 6.604%, 2021 (z)	10,866,000	10,884,885
OJSC Russian Agricultural Bank, 7.75%, 2018	2,831,000	3,085,790
Russian Federation, 5%, 2020	25,500,000	25,257,750
Russian Federation, 5%, 2020 (n)	31,200,000	30,903,600
Russian Federation, 7.5%, 2030	136,215,226	156,306,972
Sberbank (SB Capital S.A.), 5.499%, 2015	8,900,000	9,122,500
SCF Capital Ltd., 5.375%, 2017 (n)	13,258,000	12,777,398
VEB Finance Ltd., 6.902%, 2020 (n)	18,589,000	19,309,324
VimpelCom Ltd., 6.493%, 2016 (z)	5,737,000	5,804,058
VimpelCom Ltd., 7.748%, 2021 (z)	14,371,000	14,356,342
VTB Capital S.A., 6.465%, 2015	869,000	911,364
VTB Capital S.A., 6.465%, 2015 (n)	3,385,000	3,550,019

		$403,778,129
Serbia - 0.1%
Republic of Serbia, 6.75%, 2024	$3,640,934	$3,622,729

Singapore - 0.1%
DBS Capital Funding Corp., 7.675% to 2011, FRN to 2049	$2,157,000	$2,159,131

South Africa - 1.8%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	$13,173,000	$12,704,107
Myriad International Holdings B.V., 6.375%, 2017 (n)	13,072,000	13,627,560
Republic of South Africa, 6.875%, 2019	5,145,000	5,839,575
Republic of South Africa, 5.5%, 2020	22,428,000	23,100,840

		$55,272,082
Sri Lanka - 0.2%
Republic of Sri Lanka, 6.25%, 2020 (n)	$7,351,000	$7,314,245

Thailand - 0.3%
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	$9,955,000	$9,449,774

Trinidad & Tobago - 0.9%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$6,624,000	$8,048,160
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	9,099,000	11,055,285
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	7,797,959	7,905,180

		$27,008,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Turkey - 7.2%
Akbank T.A.S., 5.125%, 2015	$5,985,000	$5,962,556
Isbank GmbH, 5.1%, 2016 (z)	7,896,000	7,876,796
Republic of Turkey, 7.25%, 2015	3,595,000	4,066,844
Republic of Turkey, 7.5%, 2017	7,242,000	8,346,405
Republic of Turkey, 6.75%, 2018	3,909,000	4,329,218
Republic of Turkey, 7%, 2019	20,833,000	23,395,459
Republic of Turkey, 7.5%, 2019	30,419,000	35,133,945
Republic of Turkey, 7%, 2020	20,323,000	22,660,145
Republic of Turkey, 5.625%, 2021	44,946,000	45,283,095
Republic of Turkey, 7.375%, 2025	30,903,000	35,383,935
Republic of Turkey, 11.875%, 2030	7,519,000	12,331,160
Republic of Turkey, 8%, 2034	11,197,000	13,212,460

		$217,982,018
Ukraine - 1.5%
Biz Finance PLC, 8.375%, 2015	$13,348,000	$13,681,700
Government of Ukraine, 6.875%, 2015 (n)	4,121,000	4,182,815
Government of Ukraine, 7.75%, 2020 (n)	5,797,000	5,883,955
Naftogaz Ukraine, 9.5%, 2014	19,912,000	21,654,300

		$45,402,770
Uruguay - 1.5%
Republic of Uruguay, 8%, 2022	$30,655,728	$38,013,103
Republic of Uruguay, 7.625%, 2036	5,732,000	6,821,080

		$44,834,183
Venezuela - 7.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$7,840,200	$4,441,473
Republic of Venezuela, 5.75%, 2016	26,166,000	18,643,275
Republic of Venezuela, 7%, 2018	23,623,000	15,709,295
Republic of Venezuela, 7.75%, 2019	67,776,000	45,409,920
Republic of Venezuela, 12.75%, 2022	44,271,000	38,471,499
Republic of Venezuela, 9%, 2023	14,293,000	9,690,654
Republic of Venezuela, 8.25%, 2024	28,219,000	18,060,160
Republic of Venezuela, 7.65%, 2025	26,278,000	16,029,580
Republic of Venezuela, 9.25%, 2027	73,812,000	54,030,384

		$220,486,240
Vietnam - 0.7%
Republic of Vietnam, 6.875%, 2016	$9,524,000	$9,671,260
Republic of Vietnam, 6.75%, 2020	9,114,000	8,908,935

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Vietnam - continued
Republic of Vietnam, 6.75%, 2020 (n)			$3,402,000	$3,325,455

				$21,905,650
Total Bonds (Identified Cost, $2,531,678,323)				$2,626,113,834

	Strike Price	First Exercise
Warrants - 0.0%
Foreign Warrants - 0.0%
Mexican Bonos (13 shares for 1 warrant) (a)	$97.75	1/26/11	$7,454	$134,172
Mexican Bonos (13 shares for 1 warrant) (a)	97.75	1/26/11	7,454	111,810
Total Warrants (Identified Cost, $372,700)				$245,982

Issuer/Expiration Date/Strike Price			Par Amount of Contracts
Put Options Purchased - 0.0%
EUR Currency - February 2011 @ $1.3025 (Premiums Paid, $205,393)			$29,300,000	$0

Issuer			Shares/Par
Money Market Funds (v) - 11.7%
MFS Institutional Money Market Portfolio, 0.2%, at Cost and Net Asset Value			352,871,376	$352,871,376
Total Investments (Identified Cost, $2,885,127,792)				$2,979,231,192

Other Assets, Less Liabilities - 1.2%				35,335,418
Net Assets - 100.0%				$3,014,566,610

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $615,752,087, representing 20.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2016	1/27/11	$6,980,965	$6,997,242
Banco Cruzeiro do Sul S.A., 8.25%, 2016	1/12/11	4,471,545	4,475,609
CEMEX S.A.B. de C.V., 9%, 2018	1/04/11	8,668,854	8,942,100
CNOOC Finance (2011) Ltd., 4.25%, 2021	1/21/11	16,849,353	16,803,281
Inversiones CMPC S.A., 4.75%, 2018	1/13/11	9,915,783	9,815,000
Isbank GmbH, 5.1%, 2016	1/24/11	7,827,463	7,876,796
Novatek Finance Ltd., 5.326%, 2016	1/27/11	13,334,000	13,363,548
Novatek Finance Ltd., 6.604%, 2021	1/27/11	10,866,000	10,884,885
Republic of El Salvador, 7.625%, 2041	1/25/11	5,901,000	5,871,495
VimpelCom Ltd., 6.493%, 2016	1/26/11	5,737,000	5,804,058
VimpelCom Ltd., 7.748%, 2021	1/26/11	14,401,540	14,356,342
West China Cement Ltd., 7.5%, 2016	1/18/11-1/20/11	7,638,221	7,646,040
Total Restricted Securities			$112,836,396
% of Net Assets			3.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CLP	JPMorgan Chase Bank N.A.	327,423,000	2/07/11	$666,849	$677,289	$10,440
BUY	CNY	JPMorgan Chase Bank N.A.	3,144,000	4/18/11	474,924	475,958	1,034
SELL	COP	JPMorgan Chase Bank N.A.	9,566,862,232	2/24/11	5,154,559	5,129,842	24,717
BUY	EUR	HSBC Bank	9,207,000	4/12/11	12,148,544	12,594,915	446,371
BUY	IDR	JPMorgan Chase Bank N.A.	68,489,043,000	2/07/11-2/14/11	7,513,670	7,556,411	42,741
BUY	IDR	Merrill Lynch International Bank	44,102,359,000	3/10/11	4,579,684	4,846,744	267,060
SELL	ILS	HSBC Bank	54,754,000	2/07/11-3/18/11	15,264,251	14,757,396	506,855
SELL	ILS	JPMorgan Chase Bank N.A.	24,677,000	3/18/11	6,808,769	6,650,258	158,511
BUY	MXN	Deutsche Bank AG	129,560,000	2/08/11	10,465,267	10,674,608	209,341
BUY	MXN	Goldman Sachs International	9,011,890	2/22/11	725,169	741,615	16,446
BUY	MXN	JPMorgan Chase Bank N.A.	254,868,952	3/07/11-4/11/11	20,738,795	20,931,059	192,264
SELL	MXN	HSBC Bank	36,279,000	4/11/11	2,998,983	2,973,993	24,990
SELL	MXN	Royal Bank of Scotland Group PLC	36,522,000	4/11/11	3,018,818	2,993,913	24,905
BUY	PHP	Barclays Bank PLC	118,230,000	2/25/11	2,655,064	2,665,126	10,062
BUY	PHP	JPMorgan Chase Bank N.A.	312,981,720	2/25/11-3/07/11	7,029,705	7,054,457	24,752
BUY	SGD	Deutsche Bank AG	12,350,000	4/12/11	9,546,041	9,654,521	108,480
BUY	SGD	HSBC Bank	5,793,000	4/12/11	4,499,592	4,528,635	29,043
BUY	SGD	JPMorgan Chase Bank N.A.	32,342,000	2/07/11-4/12/11	24,828,727	25,281,494	452,767
SELL	TRY	Barclays Bank PLC	2,580,000	2/22/11	1,747,710	1,603,269	144,441
SELL	TRY	Credit Suisse Group	28,000	2/22/11	17,716	17,400	316
SELL	TRY	HSBC Bank	3,702,000	2/22/11	2,468,000	2,300,504	167,496
SELL	TRY	JPMorgan Chase Bank N.A.	21,959,000	2/22/11	14,472,400	13,645,805	826,595

							$3,689,627

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	CLP	Deutsche Bank AG	1,695,268,000	2/07/11	$3,631,680	$3,506,734	$(124,946)
SELL	CLP	Barclays Bank PLC	918,861,000	2/07/11	1,879,061	1,900,703	(21,642)
SELL	CLP	HSBC Bank	1,098,908,000	2/07/11	2,248,635	2,273,138	(24,503)
BUY	CNY	Barclays Bank PLC	41,346,000	3/18/11	6,294,109	6,257,664	(36,445)
BUY	CNY	HSBC Bank	57,086,000	3/07/11-3/18/11	8,677,935	8,639,755	(38,180)
BUY	CNY	JPMorgan Chase Bank N.A.	206,636,000	2/28/11-3/18/11	31,467,244	31,274,260	(192,984)
BUY	CNY	Merrill Lynch International Bank	92,123,000	3/07/11	13,987,701	13,942,347	(45,354)
BUY	COP	JPMorgan Chase Bank N.A.	9,566,862,232	2/02/11	5,137,950	5,123,366	(14,584)
SELL	COP	JPMorgan Chase Bank N.A.	9,566,862,232	2/02/11	4,956,923	5,123,366	(166,443)
SELL	EUR	Credit Suisse Group	3,337,000	4/12/11	4,314,624	4,564,922	(250,298)
SELL	EUR	Deutsche Bank AG	2,494,397	4/12/11	3,225,206	3,412,265	(187,059)
SELL	EUR	UBS AG	2,497,000	4/12/11	3,226,923	3,415,825	(188,902)
BUY	IDR	JPMorgan Chase Bank N.A.	51,469,793,000	2/07/11	5,727,776	5,684,096	(43,680)
SELL	IDR	Barclays Bank PLC	44,102,359,000	3/10/11	4,532,617	4,846,744	(314,127)
SELL	IDR	JPMorgan Chase Bank N.A.	120,085,831,000	2/07/11-2/14/11	13,163,703	13,254,516	(90,813)
BUY	ILS	HSBC Bank	79,473,000	2/07/11-3/18/11	22,362,525	21,418,968	(943,557)
BUY	MXN	HSBC Bank	29,904,000	4/11/11	2,461,154	2,451,399	(9,755)
BUY	MXN	Merrill Lynch International Bank	42,985,000	4/11/11	3,537,860	3,523,722	(14,138)
SELL	MXN	JPMorgan Chase Bank N.A.	111,051,000	2/08/11	8,924,060	9,149,628	(225,568)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	PHP	Deutsche Bank AG	1,006,995,516	2/07/11-3/18/11	$22,916,728	$22,711,892	$(204,836)
BUY	PHP	HSBC Bank	309,317,400	2/14/11	7,006,057	6,978,002	(28,055)
SELL	SGD	HSBC Bank	5,589,000	2/07/11	4,263,776	4,368,820	(105,044)
SELL	SGD	JPMorgan Chase Bank N.A.	5,888,000	2/07/11	4,492,427	4,602,543	(110,116)
BUY	TRY	HSBC Bank	14,134,207	2/22/11	9,642,328	8,783,307	(859,021)
BUY	TRY	JPMorgan Chase Bank N.A.	14,134,207	2/22/11	9,638,055	8,783,307	(854,748)
BUY	ZAR	Deutsche Bank AG	676,000	3/14/11	98,395	93,446	(4,949)

							$(5,099,747)

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	244	$53,481,750	March - 2011	$33,459

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	316	$38,117,500	March - 2011	$(889,443)
U.S. Treasury Note 10 yr (Long)	USD	1,223	147,734,578	March - 2011	(3,897,000)

					$(4,786,443)

At January 31, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,532,256,416)	$2,626,359,816
Underlying affiliated funds, at cost and value	352,871,376
Total investments, at value (identified cost, $2,885,127,792)	$2,979,231,192
Cash	6,147,644
Restricted cash	2,733,080
Receivables for
Forward foreign currency exchange contracts	3,689,627
Investments sold	68,343,323
Fund shares sold	24,918,747
Interest	42,104,612
Other assets	32,631
Total assets	$3,127,200,856
Liabilities
Payables for
Distributions	$3,323,658
Forward foreign currency exchange contracts	5,099,747
Daily variation margin on open futures contracts	673,391
Investments purchased	84,842,093
Fund shares reacquired	17,650,771
Payable to affiliates
Investment adviser	234,463
Shareholder servicing costs	680,970
Distribution and service fees	82,226
Administrative services fee	4,882
Payable for independent Trustees’ compensation	5,549
Accrued expenses and other liabilities	36,496
Total liabilities	$112,634,246
Net assets	$3,014,566,610
Net assets consist of
Paid-in capital	$2,937,437,242
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	87,943,936
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(6,768,083)
Accumulated distributions in excess of net investment income	(4,046,485)
Net assets	$3,014,566,610
Shares of beneficial interest outstanding	209,605,212

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,224,763,067	85,135,820	$14.39
Class B	42,943,094	2,973,324	14.44
Class C	362,314,053	25,111,793	14.43
Class I	1,032,555,786	71,912,106	14.36
Class W	308,605,459	21,459,300	14.38
Class R1	408,749	28,294	14.45
Class R2	6,232,690	431,609	14.44
Class R3	5,178,643	359,855	14.39
Class R4	31,565,069	2,193,111	14.39
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.11 [100 /95.25 x $14.39]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$86,578,380
Dividends from underlying affiliated funds	407,147
Total investment income	$86,985,527
Expenses
Management fee	$10,815,872
Distribution and service fees	3,543,931
Shareholder servicing costs	1,530,264
Administrative services fee	199,740
Independent Trustees’ compensation	24,975
Custodian fee	234,405
Shareholder communications	124,507
Auditing fees	29,943
Legal fees	22,215
Miscellaneous	189,280
Total expenses	$16,715,132
Fees paid indirectly	(6,052)
Reduction of expenses by investment adviser	(47,587)
Net expenses	$16,661,493
Net investment income	$70,324,034
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$43,635,202
Futures contracts	(4,690,253)
Swap transactions	102,808
Foreign currency transactions	81,394
Net realized gain (loss) on investments and foreign currency transactions	$39,129,151
Change in unrealized appreciation (depreciation)
Investments	$(64,901,880)
Futures contracts	(4,450,943)
Swap transactions	(73,765)
Translation of assets and liabilities in foreign currencies	(708,009)
Net unrealized gain (loss) on investments and foreign currency translation	$(70,134,597)
Net realized and unrealized gain (loss) on investments and foreign currency	$(31,005,446)
Change in net assets from operations	$39,318,588

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/11 (unaudited)	Year ended 7/31/10
From operations
Net investment income	$70,324,034	$90,779,657
Net realized gain (loss) on investments and foreign currency transactions	39,129,151	58,684,057
Net unrealized gain (loss) on investments and foreign currency translation	(70,134,597)	119,863,065
Change in net assets from operations	$39,318,588	$269,326,779
Distributions declared to shareholders
From net investment income	$(70,535,002)	$(100,939,894)
From net realized gain on investments	(62,911,674)	—
Total distributions declared to shareholders	$(133,446,676)	$(100,939,894)
Change in net assets from fund share transactions	$477,219,270	$1,686,120,740
Total change in net assets	$383,091,182	$1,854,507,625
Net assets
At beginning of period	2,631,475,428	776,967,803
At end of period (including accumulated distributions in excess of net investment income of $4,046,485 and $3,835,517, respectively)	$3,014,566,610	$2,631,475,428

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/11 (unaudited)		Years ended 7/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.80		$13.16	$13.43	$13.75	$13.67	$13.90
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.75	$0.79	$0.80	$0.86	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.74	(0.18)	(0.05)	0.30	0.31
Total from investment operations	$0.25		$2.49	$0.61	$0.75	$1.16	$1.03
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.85)	$(0.88)	$(0.86)	$(0.89)	$(0.81)
From net realized gain on investments	(0.31)		—	—	(0.21)	(0.19)	(0.45)
Total distributions declared to shareholders	$(0.66)		$(0.85)	$(0.88)	$(1.07)	$(1.08)	$(1.26)
Net asset value, end of period	$14.39		$14.80	$13.16	$13.43	$13.75	$13.67
Total return (%) (r)(s)(t)	1.68	(n)	19.39	5.58	5.48	8.56	7.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.19	1.40	1.40	1.43	1.55
Expenses after expense reductions (f)	1.12	(a)	1.19	1.34	1.30	1.33	1.40
Net investment income	4.64	(a)	5.29	6.59	5.78	6.14	5.25
Portfolio turnover	46		100	109	112	125	156
Net assets at end of period (000 omitted)	$1,224,763		$1,014,705	$405,619	$364,037	$318,682	$155,137

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 1/31/11 (unaudited)		Years ended 7/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.85		$13.21	$13.48	$13.81	$13.71	$13.94
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.66	$0.71	$0.70	$0.77	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.72	(0.19)	(0.06)	0.31	0.29
Total from investment operations	$0.20		$2.38	$0.52	$0.64	$1.08	$0.92
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.74)	$(0.79)	$(0.76)	$(0.79)	$(0.70)
From net realized gain on investments	(0.31)		—	—	(0.21)	(0.19)	(0.45)
Total distributions declared to shareholders	$(0.61)		$(0.74)	$(0.79)	$(0.97)	$(0.98)	$(1.15)
Net asset value, end of period	$14.44		$14.85	$13.21	$13.48	$13.81	$13.71
Total return (%) (r)(s)(t)	1.30	(n)	18.46	4.81	4.62	7.90	6.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.94	2.10	2.05	2.08	2.20
Expenses after expense reductions (f)	1.87	(a)	1.94	2.10	2.05	2.08	2.15
Net investment income	3.90	(a)	4.61	5.88	5.07	5.44	4.54
Portfolio turnover	46		100	109	112	125	156
Net assets at end of period (000 omitted)	$42,943		$33,123	$17,316	$19,042	$22,775	$20,511

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 1/31/11 (unaudited)		Years ended 7/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.84		$13.20	$13.48	$13.80	$13.72	$13.95
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.63	$0.70	$0.69	$0.75	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	(0.09)		1.75	(0.19)	(0.04)	0.31	0.30
Total from investment operations	$0.20		$2.38	$0.51	$0.65	$1.06	$0.92
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.74)	$(0.79)	$(0.76)	$(0.79)	$(0.70)
From net realized gain on investments	(0.31)		—	—	(0.21)	(0.19)	(0.45)
Total distributions declared to shareholders	$(0.61)		$(0.74)	$(0.79)	$(0.97)	$(0.98)	$(1.15)
Net asset value, end of period	$14.43		$14.84	$13.20	$13.48	$13.80	$13.72
Total return (%) (r)(s)(t)	1.30	(n)	18.47	4.73	4.70	7.75	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.94	2.09	2.05	2.08	2.19
Expenses after expense reductions (f)	1.87	(a)	1.94	2.09	2.05	2.08	2.15
Net investment income	3.89	(a)	4.44	5.83	5.03	5.35	4.47
Portfolio turnover	46		100	109	112	125	156
Net assets at end of period (000 omitted)	$362,314		$263,226	$53,151	$29,499	$27,060	$21,254

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 1/31/11 (unaudited)		Years ended 7/31
			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.77		$13.13	$13.42	$13.75	$13.65	$13.88
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.78	$0.83	$0.82	$0.92	$0.76
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.74	(0.21)	(0.05)	0.29	0.30
Total from investment operations	$0.27		$2.52	$0.62	$0.77	$1.21	$1.06
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.88)	$(0.91)	$(0.89)	$(0.92)	$(0.84)
From net realized gain on investments	(0.31)		—	—	(0.21)	(0.19)	(0.45)
Total distributions declared to shareholders	$(0.68)		$(0.88)	$(0.91)	$(1.10)	$(1.11)	$(1.29)
Net asset value, end of period	$14.36		$14.77	$13.13	$13.42	$13.75	$13.65
Total return (%) (r)(s)	1.80	(n)	19.71	5.68	5.66	8.99	7.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.95	1.06	1.06	1.08	1.19
Expenses after expense reductions (f)	0.87	(a)	0.94	1.06	1.06	1.08	1.15
Net investment income	4.90	(a)	5.50	6.70	6.02	6.41	5.56
Portfolio turnover	46		100	109	112	125	156
Net assets at end of period (000 omitted)	$1,032,556		$992,622	$279,983	$11,038	$8,518	$5,894

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/11 (unaudited)		Years ended 7/31
Class W			2010	2009	2008	2007	2006 (i)

Net asset value, beginning of period	$14.79		$13.15	$13.43	$13.74	$13.67	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.75	$0.81	$0.81	$0.87	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.76	(0.19)	(0.03)	0.30	(0.02	)(g)
Total from investment operations	$0.26		$2.51	$0.62	$0.78	$1.17	$0.14
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.87)	$(0.90)	$(0.88)	$(0.91)	$(0.19)
From net realized gain on investments	(0.31)		—	—	(0.21)	(0.19)	—
Total distributions declared to shareholders	$(0.67)		$(0.87)	$(0.90)	$(1.09)	$(1.10)	$(0.19)
Net asset value, end of period	$14.38		$14.79	$13.15	$13.43	$13.74	$13.67
Total return (%) (r)(s)	1.75	(n)	19.57	5.66	5.71	8.64	1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.03	1.18	1.16	1.18	1.29	(a)
Expenses after expense reductions (f)	0.97	(a)	1.03	1.17	1.16	1.18	1.25	(a)
Net investment income	4.80	(a)	5.26	6.64	5.87	6.04	4.72	(a)
Portfolio turnover	46		100	109	112	125	156
Net assets at end of period (000 omitted)	$308,605		$298,331	$19,614	$6,938	$4,002	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/11 (unaudited)		Years ended 7/31
Class R1			2010	2009 (i)

Net asset value, beginning of period	$14.86		$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.66	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.73	2.53	(g)
Total from investment operations	$0.20		$2.39	$3.01
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.74)	$(0.47)
From net realized gain on investments	(0.31)		—	—
Total distributions declared to shareholders	$(0.61)		$(0.74)	$(0.47)
Net asset value, end of period	$14.45		$14.86	$13.21
Total return (%) (r)(s)	1.30	(n)	18.54	28.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.94	2.12	(a)
Expenses after expense reductions (f)	1.87	(a)	1.94	2.12	(a)
Net investment income	3.91	(a)	4.65	6.03	(a)
Portfolio turnover	46		100	109
Net assets at end of period (000 omitted)	$409		$233	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/11 (unaudited)		Years ended 7/31
Class R2			2010	2009 (i)

Net asset value, beginning of period	$14.85		$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.72	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.09)		1.74	2.53	(g)
Total from investment operations	$0.24		$2.46	$3.05
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.82)	$(0.51)
From net realized gain on investments	(0.31)		—	—
Total distributions declared to shareholders	$(0.65)		$(0.82)	$(0.51)
Net asset value, end of period	$14.44		$14.85	$13.21
Total return (%) (r)(s)	1.55	(n)	19.04	29.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.46	1.59	(a)
Expenses after expense reductions (f)	1.37	(a)	1.46	1.59	(a)
Net investment income	4.40	(a)	5.07	6.30	(a)
Portfolio turnover	46		100	109
Net assets at end of period (000 omitted)	$6,233		$1,798	$689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/11 (unaudited)		Years ended 7/31
Class R3			2010	2009 (i)

Net asset value, beginning of period	$14.80		$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.74	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.75	2.53	(g)
Total from investment operations	$0.25		$2.49	$3.06
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.85)	$(0.53)
From net realized gain on investments	(0.31)		—	—
Total distributions declared to shareholders	$(0.66)		$(0.85)	$(0.53)
Net asset value, end of period	$14.39		$14.80	$13.16
Total return (%) (r)(s)	1.68	(n)	19.39	29.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.20	1.35	(a)
Expenses after expense reductions (f)	1.12	(a)	1.20	1.35	(a)
Net investment income	4.66	(a)	5.15	6.68	(a)
Portfolio turnover	46		100	109
Net assets at end of period (000 omitted)	$5,179		$2,981	$336

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/11 (unaudited)		Years ended 7/31
Class R4			2010	2009 (i)

Net asset value, beginning of period	$14.80		$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.72	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.80	2.52	(g)
Total from investment operations	$0.27		$2.52	$3.08
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.88)	$(0.55)
From net realized gain on investments	(0.31)		—	—
Total distributions declared to shareholders	$(0.68)		$(0.88)	$(0.55)
Net asset value, end of period	$14.39		$14.80	$13.16
Total return (%) (r)(s)	1.80	(n)	19.68	29.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	1.02	1.12	(a)
Expenses after expense reductions (f)	0.87	(a)	1.02	1.12	(a)
Net investment income	4.91	(a)	5.00	7.02	(a)
Portfolio turnover	46		100	109
Net assets at end of period (000 omitted)	$31,565		$24,458	$130

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) and December 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for

Notes to Financial Statements (unaudited) – continued

a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net

Notes to Financial Statements (unaudited) – continued

asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$2,157,814,080	$—	$2,157,814,080
Foreign Bonds	—	468,545,736	—	468,545,736
Mutual Funds	352,871,376	—	—	352,871,376
Total Investments	$352,871,376	$2,626,359,816	$—	$2,979,231,192

Other Financial Instruments
Futures	$(4,752,984)	$—	$—	$(4,752,984)
Forward Currency Contracts	—	(1,410,120)	—	(1,410,120)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$33,459	$(4,786,443)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	3,689,627	(5,099,747)
Foreign Exchange Contracts	Purchased Currency Options	0	—
Total		$3,689,627	$(9,852,731)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate Contracts	$(4,690,253)	$102,808	$—	$(321,958)
Foreign Exchange Contracts	—	—	16,416	(1,459,731)
Total	$(4,690,253)	$102,808	$16,416	$(1,781,689)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for six months ended January 31, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate Contracts	$(4,450,943)	$(73,765)	$—	$—
Foreign Exchange Contracts	—	—	(707,079)	(95,101)
Total	$(4,450,943)	$(73,765)	$(707,079)	$(95,101)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted

Notes to Financial Statements (unaudited) – continued

cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker,

Notes to Financial Statements (unaudited) – continued

there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and

Notes to Financial Statements (unaudited) – continued

interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/10
Ordinary income (including any short-term capital gains)	$100,939,894

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/11
Cost of investments	$2,899,840,658
Gross appreciation	104,677,461
Gross depreciation	(25,286,927)
Net unrealized appreciation (depreciation)	$79,390,534

As of 7/31/10
Undistributed ordinary income	34,664,132
Other temporary differences	(10,299,017)
Net unrealized appreciation (depreciation)	146,892,341

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/11	Year ended 7/31/10	Six months ended 1/31/11	Year ended 7/31/10
Class A	$27,805,905	$42,595,387	$25,694,544	$—
Class B	781,659	1,365,160	888,659	—
Class C	6,479,348	8,027,538	7,418,297	—
Class I	26,203,470	39,005,902	21,366,336	—
Class W	8,407,780	9,555,177	6,768,914	—
Class R1	6,621	10,581	7,842	—
Class R2	79,966	59,757	90,188	—
Class R3	97,594	92,276	97,615	—
Class R4	672,659	228,116	579,279	—
Total	$70,535,002	$100,939,894	$62,911,674	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective December 1, 2010, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. For the six months ended January 31, 2011, this reduction amounted to $43,005 and is reflected as a reduction of total expenses in the Statement of Operations. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011.

The management fee incurred for the six months ended January 31, 2011 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2011. For the six months ended January 31, 2011, the fund’s actual operating expenses did not exceed

Notes to Financial Statements (unaudited) – continued

the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $353,196 for the six months ended January 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,494,115
Class B	0.75%	0.25%	1.00%	1.00%	199,883
Class C	0.75%	0.25%	1.00%	1.00%	1,659,495
Class W	0.10%	—	0.10%	0.10%	174,499
Class R1	0.75%	0.25%	1.00%	1.00%	1,686
Class R2	0.25%	0.25%	0.50%	0.50%	9,032
Class R3	—	0.25%	0.25%	0.25%	5,221
Total Distribution and Service Fees					$3,543,931

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2011, were as follows:

Amount
Class A	$19,785
Class B	23,064
Class C	52,059

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2011, the fee was $315,331, which equated to 0.0209% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,023,876.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended January 31, 2011, these costs for the fund amounted to $191,057 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2011 was equivalent to an annual effective rate of 0.0132% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO

Notes to Financial Statements (unaudited) – continued

are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16,076 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,582, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,611,755,708 and $1,195,922,866, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/11		Year ended 7/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,032,434	$465,437,023	60,392,608	$854,569,496
Class B	923,032	13,947,740	1,373,885	19,483,036
Class C	8,751,852	131,922,122	14,814,837	210,517,944
Class I	27,980,622	418,947,158	58,996,867	835,323,362
Class W	11,200,120	168,213,521	24,576,251	348,560,488
Class R1	11,656	175,036	8,553	122,422
Class R2	320,085	4,780,041	92,430	1,315,629
Class R3	205,756	3,073,118	212,403	3,007,845
Class R4	763,990	11,328,802	1,713,914	24,335,364
	81,189,547	$1,217,824,561	162,181,748	$2,297,235,586

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/11		Year ended 7/31/10
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,993,027	$44,157,512	2,514,149	$35,672,983
Class B	86,734	1,283,111	72,547	1,031,701
Class C	605,975	8,950,650	345,583	4,929,623
Class I	2,030,116	29,961,032	1,859,668	26,381,833
Class W	992,376	14,666,936	641,646	9,147,500
Class R1	978	14,463	743	10,567
Class R2	11,531	170,190	4,197	59,757
Class R3	13,238	195,165	6,474	92,515
Class R4	74,029	1,093,609	15,513	224,435
	6,808,004	$100,492,668	5,460,520	$77,550,914
Shares reacquired
Class A	(17,466,803)	$(260,516,582)	(25,157,703)	$(353,769,267)
Class B	(266,340)	(3,982,705)	(527,739)	(7,549,875)
Class C	(1,983,581)	(29,494,718)	(1,449,973)	(20,632,548)
Class I	(25,310,780)	(378,567,236)	(14,966,435)	(212,045,538)
Class W	(10,902,720)	(162,918,137)	(6,539,492)	(92,362,852)
Class R1	(24)	(369)	(3,460)	(50,542)
Class R2	(21,026)	(308,778)	(27,752)	(393,606)
Class R3	(60,503)	(897,212)	(43,034)	(618,748)
Class R4	(297,145)	(4,412,222)	(87,033)	(1,242,784)
	(56,308,922)	$(841,097,959)	(48,802,621)	$(688,665,760)
Net change
Class A	16,558,658	$249,077,953	37,749,054	$536,473,212
Class B	743,426	11,248,146	918,693	12,964,862
Class C	7,374,246	111,378,054	13,710,447	194,815,019
Class I	4,699,958	70,340,954	45,890,100	649,659,657
Class W	1,289,776	19,962,320	18,678,405	265,345,136
Class R1	12,610	189,130	5,836	82,447
Class R2	310,590	4,641,453	68,875	981,780
Class R3	158,491	2,371,071	175,843	2,481,612
Class R4	540,874	8,010,189	1,642,394	23,317,015
	31,688,629	$477,219,270	118,839,647	$1,686,120,740

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and the MFS Growth Allocation Fund, were the owners of record of approximately 1%, 2% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS

Notes to Financial Statements (unaudited) – continued

Lifetime 2030 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2011, the fund’s commitment fee and interest expense were $13,591 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	345,957,595	710,201,336	(703,287,555)	352,871,376

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$407,147	$352,871,376

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

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ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.